Government assistance	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Government assistance
24.	GOVERNMENT ASSISTANCE
The Company’s government assistance, including tax credits, was as follows:

	Years ended
	January 31, 2022	January 31, 2021
Recorded against research and development expense	$32.7	$24.8
Recorded against other elements of operating income	3.3	2.8
	$36.0	$27.6

Recorded against the cost of property, plant and equipment	$3.0	$0.6
Recorded against the cost of intangibles	$6.5	$—